Other income, net (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Income, Net
Interest income, net	$ 1,776	$ 773
Foreign exchange gain (loss)	9,148	(425)
Premium on flow-through shares	914	6,971
Gain on disposal of assets		153
Gain on deemed disposal of investment	11,854
Revision of estimated provisions		4,403
Other	1,252	1,670
Other income, net	$ 24,944	$ 13,545